Short-Term and Long-Term Debts - Schedule of Future Maturities of Long-Term Debts (Details)	Dec. 31, 2025 CNY (¥)
Schedule of Future Maturities of Long-Term Debts [Abstract]
2026	¥ 6,890,000
2027	8,430,000
2028	9,970,000
2029	11,510,000
2030	140,992,834
Thereafter
Total	¥ 177,792,834